Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CONSULTING GROUP CAPITAL MARKETS FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 01, 2016
High Yield Investments
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	High Yield Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	A high level of current income primarily through investment in below-investment grade debt securities.
Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Annual Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 1, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high yield fixed income securities of corporate issuers located in the United States rated below investment grade by two or more nationally recognized statistical rating organizations (commonly called "junk bonds"), or, if unrated, of equivalent quality as determined by the Sub-advisers. These securities include all types of debt obligations, such as corporate bonds and notes and collateralized mortgage obligations. The Fund may invest up to 20% of its assets in securities of issuers located in developed and emerging market foreign countries. The Fund also may invest up to 20% of its assets in equity and equity-related securities, including common stock, convertible securities, preferred stock, warrants and rights. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

Credit quality. The Fund invests primarily in high yield securities or junk bonds.

Duration. The Fund's average portfolio duration, as calculated by the Sub-advisers, ranges from two to six years. Duration is an approximate measure of the sensitivity of the market value of the Fund's holdings to changes in interest rates. Maturity means the date on which the principal amount of a debt security is due and payable. Individual securities may be of any maturity.

		The Fund employs a "multi-manager" strategy whereby portions of the Fund are allocated to professional money managers (each, a "Sub-adviser," collectively, the "Sub-advisers") who are responsible for investing the assets of the Fund.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund.

The Fund's principal risks include:
  Market risk, which is the risk that the Fund will be affected by broad changes in the fixed income markets.  The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.
  Equity risk, which is the risk that prices of equity securities rise and fall daily due to factors affecting individual companies, particular industries or the equity market as a whole.
  Interest rate risk, which is the risk that interest rates rise and fall over time. When interest rates are low, the Fund's yield and total return also may be low. When interest rates rise, bond prices generally fall, which might cause the Fund's share price to fall. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund's shares.
  Credit and junk bond risk, which means the Fund is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Non-investment grade securities (sometimes called "high yield securities" or "junk bonds") involve greater risks of default or downgrade, are more volatile and may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity, which could substantially adversely affect the market value of the securities.
  Prepayment and extension risks, which means a debt obligation may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could hurt the Fund's yield or share price.
  Mortgage-backed securities risk, exists when the Fund invests in mortgage-backed securities, which represent an interest in a pool of mortgages. Mortgage-backed securities are subject to prepayment and extension risk as well as the risk that underlying borrowers will be unable to meet their obligations.
  Asset-backed securities risk, exists when the Fund invests in asset-backed securities which are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Asset-backed securities are subject to many of the same risks as mortgage-backed securities including prepayment and extension risk. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.
  Liquidity risk, exists when securities are difficult or impossible for the Fund to sell at the time and the price that the Fund would like due to a limited market or to legal restrictions. These securities may also need to be fair valued.
  Foreign investment risk, which means risks unique to foreign securities, including less information about foreign issuers, less liquid securities markets, political instability and unfavorable changes in currency exchange rates.
  Emerging markets risk, emerging markets countries, which are generally defined as countries that may be represented in a market index such as the MSCI Emerging Markets Index or having per capita income in the low to middle ranges, as determined by the World Bank. In addition to foreign investment and currency risks, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The Fund also could experience a loss from settlement and custody practices in some emerging markets.
  Currency risk, which refers to the risk that as a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, the U.S. dollar will decline in value relative to the currency hedged.
  Securities lending risk, which includes the potential insolvency of a borrower and losses due to the reinvestment of collateral received on loaned securities in investments that default or do not perform well.
  Manager risk, which is the risk that poor security selection by a Sub-adviser will cause the Fund to underperform. This risk is common for all actively managed funds.
  Multi-manager risk, which is the risk that the investment styles of the Sub-advisers may not complement each other as expected by the Manager. The Fund may experience a higher portfolio turnover rate, which can increase the Fund's transaction costs and more taxable short-term gains for shareholders.
  Issuer risk, which is the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.
		For more information on the risks of investing in the Fund please see the Fund details section of this Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund also compares its performance to the Lipper High Yield Funds Average. The Lipper High Yield Funds Average is composed of funds that, by Fund practice, aim at high current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/cgcm
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns (%) as of December 31, 2014 High Yield Fund Calendar years ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Fund's best and worst calendar quarters Best: 21.80% in 2nd quarter 2009 Worst: (19.89)% in 4th quarter 2008 Year-to-date: (3.99)% (through 3rd quarter 2015)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Fund’s benchmark is the Barclays Capital U.S. Corporate High Yield Index, a broad-based market measure of high yield bonds, commonly known as “junk bonds.” The benchmark is designed to mirror the investible universe of the dollar-denominated high yield debt market. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.

		The Fund also compares its performance to the Lipper High Yield Funds Average. The Lipper High Yield Funds Average is composed of funds that, by Fund practice, aim at high current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues.
High Yield Investments | High Yield Investments
Risk/Return:	rr_RiskReturnAbstract
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA or Portfolio Management investment advisory programs (as a percentage of prior quarter-end net assets)	rr_MaximumAccountFeeOverAssets	2.50%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[2]
After 1 year	rr_ExpenseExampleYear01	$ 343
After 3 years	rr_ExpenseExampleYear03	1,045
After 5 years	rr_ExpenseExampleYear05	1,769
After 10 years	rr_ExpenseExampleYear10	$ 3,685
2005	rr_AnnualReturn2005	2.18%
2006	rr_AnnualReturn2006	10.18%
2007	rr_AnnualReturn2007	1.83%
2008	rr_AnnualReturn2008	(27.45%)
2009	rr_AnnualReturn2009	53.78%
2010	rr_AnnualReturn2010	16.50%
2011	rr_AnnualReturn2011	1.91%
2012	rr_AnnualReturn2012	15.64%
2013	rr_AnnualReturn2013	7.88%
2014	rr_AnnualReturn2014	(0.07%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.99%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.89%)
1 year	rr_AverageAnnualReturnYear01	(0.07%)	[3]
5 years	rr_AverageAnnualReturnYear05	8.16%	[3]
10 years	rr_AverageAnnualReturnYear10	6.59%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 13, 1998	[3]
High Yield Investments | Return After Taxes on Distributions | High Yield Investments
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.67%)	[3]
5 years	rr_AverageAnnualReturnYear05	5.12%	[3]
10 years	rr_AverageAnnualReturnYear10	3.46%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 13, 1998	[3]
High Yield Investments | Return After Taxes on Distributions and Sale of Fund Shares | High Yield Investments
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.01%	[3]
5 years	rr_AverageAnnualReturnYear05	5.10%	[3]
10 years	rr_AverageAnnualReturnYear10	3.79%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 13, 1998	[3]
High Yield Investments | Barclays Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.45%	[3]
5 years	rr_AverageAnnualReturnYear05	9.03%	[3]
10 years	rr_AverageAnnualReturnYear10	7.74%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 13, 1998	[3]
High Yield Investments | Lipper High Yield Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.98%	[3]
5 years	rr_AverageAnnualReturnYear05	8.04%	[3]
10 years	rr_AverageAnnualReturnYear10	6.60%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 13, 1998	[3]

[1]	Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.
[2]	Effective January 1, 2016, CGAS has contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep the Fund's management fee from exceeding 0.20% more than the total amount of sub-advisory fees paid by CGAS. This contractual waiver and reimbursement will only apply if the Fund's total operating costs exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Fund's total operating costs if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until January 1, 2017. The agreement may be amended or terminated only with the consent of the Board of Trustees.
[3]	Fund (without advisory program fee)